Note 4 - Shareholder Remuneration System	12 Months Ended
Dec. 31, 2020
Share holder Remuneration System Abstract
Disclosure Share holder Remuneration System Explanatory

4. Shareholder remuneration system

Cash Dividends

Throughout 2018, 2019 and 2020, BBVA’s Board of Directors approved the payment of the following dividends (interim or final dividends) fully in cash, recorded in “Total Equity- Interim Dividends” and “Total Equity – Retained earnings” of the consolidated balance sheet of the relevant year:

•The Annual General Meeting of BBVA held on March 16, 2018 approved, under item 1 of the Agenda, the payment of a final dividend for 2017, in addition to other dividends previously paid, in cash for an amount equal to €0.15 (€0.1215 net of withholding tax) per BBVA share. The total amount paid to shareholders on April 10, 2018, after deducting treasury shares held by the Group’s companies, amounted to €996 million and is recognized under heading “Total equity- Retained earnings” of the consolidated balance sheet as of December 31, 2018.

•The Board of Directors, at its meeting held on September 26, 2018, approved the payment in cash of €0.10 (€0.081 net of withholding tax) per BBVA share, as gross interim dividend against 2018 results. The total amount paid to shareholders on October 10, 2018, after deducting treasury shares held by the Group's companies, amounted to €663 million and is recognized under the heading “Total equity- Interim dividends” of the consolidated balance sheet as of December 31, 2018.

•The Annual General Meeting of BBVA held on March 15, 2019, approved, under item 1 of the Agenda, the payment of a final dividend for 2018, in addition to other dividends previously paid, in cash for an amount equal to €0.16 (€0.1296 net of withholding tax) per BBVA share. The total amount paid to shareholders on April 10, 2019, after deducting treasury shares held by the Group’s Companies, amounted to €1,064 million and is recognized under the heading “Total equity- Retained earnings” of the consolidated balance sheet as of December 31, 2019.

•The Board of Directors, at its meeting held on October 2, 2019, approved the payment in cash of €0.10 (€0.081 net of withholding tax) per BBVA share, as gross interim dividend based on 2019 results. The total amount paid to shareholders on October 15, 2019, after deducting treasury shares held by the Group´s companies, amounted to €665 million and is recognized under the heading “Total equity- Interim dividends” of the consolidated balance sheet as of December 31, 2019.

•The Annual General Meeting of BBVA held on March 13, 2020, approved, under item 1 of the Agenda, the payment of a final dividend for 2019, in addition to other dividends previously paid, in cash for an amount equal to €0.16 (€0.1296 net of withholding tax) per BBVA share. The total amount paid to shareholders on April 9, 2020, after deducting treasury shares held by the Group’s Companies, amounted to €1,065 million and is recognized under the heading “Total equity- Retained earnings” of the consolidated balance sheet as of December 31, 2020.

In accordance with recommendation ECB/2020/19 issued by the ECB on March 27, 2020 on dividend distributions during the COVID-19 pandemic, the Board of Directors of BBVA resolved to modify for the financial year corresponding to 2020 the dividend policy of the Group, announced on February 1, 2017, determining as new policy for 2020 not to pay any dividend amount corresponding to 2020 until the uncertainties caused by COVID-19 disappear and, in any case, not before the end of such fiscal year. On July 27, 2020, the ECB prolonged this recommendation until January 1, 2021 by adopting recommendation ECB/2020/35.

On December 15, 2020 the ECB issued recommendation ECB/2020/62, repealing recommendation ECB/2020/35 and recommending that significant credit institutions exercise extreme prudence when deciding on or paying out dividends or performing share buy-backs aimed at remunerating shareholders. Recommendation ECB/2020/62 circumscribes prudent distributions to results of 2019 and 2020 but excluding distributions regarding 2021 until September 30, 2021, when the ECB will reevaluate the economic situation. BBVA intends to reinstate its dividend policy of the Group announced on February 1, 2017 once the recommendation ECB/2020/62 is repealed and there are no additional restrictions or limitations.

Proposal on allocation of earnings of BBVA, S.A. for 2020

The Board of Directors will submit for the approval of the Ordinary General Shareholders’ Meeting the proposal to apply the result of Banco Bilbao Vizcaya Argentaria, S.A. for the 2020 financial year amounting to €2,182 million of losses to the prior years’ losses account. Furthermore, the offsetting of the prior years’ losses will likewise be submitted for approval, the amount of which amounts to €2,182 million, after the application of the 2020 financial year results in accordance with the previous paragraph, against the voluntary reserves account under the "Retained earnings" heading.

Other shareholder remuneration

On January 29, 2021, it was announced that a cash distribution in the amount of €0.059 gross per share as shareholder remuneration in relation to the Group’s result in the 2020 financial year was expected to be submitted to the relevant governing bodies of BBVA for consideration (see Note 56).